Document and Entity Information	Nov. 13, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 13, 2026
Entity File Number	001-39043
Entity Registrant Name	BROADWAY FINANCIAL CORPORATION
Entity Central Index Key	0001001171
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	95-4547287
Entity Address, Address Line One	4601 Wilshire Boulevard Suite 150
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90010
City Area Code	323
Local Phone Number	634-1700
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share (including attached preferred stock purchase rights)
Trading Symbol	BYFC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false